Trade and Other Receivables - Summary of Trade and Other Receivables, Net (Detail) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Trade And Other Receivables [Line Items]
Trade and other receivables, Current	$ 3,234,935	$ 3,504,457
Trade and other receivables, Non-current	578,524	587,957
Trade receivables, Current	3,008,544	2,576,458
Trade receivables, Non-current	289,361	99,876
Accounts receivable from finance leases, gross, Current	568
Accounts receivable from finance leases, gross, Non-current	8,000
Other receivables, Current	225,823	927,999
Other receivables, Non-current	281,163	488,081
Gross Carrying Amount [Member]
Disclosure Of Trade And Other Receivables [Line Items]
Trade and other receivables, Current	3,924,946	4,243,413
Trade and other receivables, Non-current	643,923	617,218
Trade receivables, Current	3,693,052	3,219,045
Trade receivables, Non-current	354,376	122,428
Accounts receivable from finance leases, gross, Current	584
Accounts receivable from finance leases, gross, Non-current	8,214
Other receivables, Current	231,310	1,024,368
Other receivables, Non-current	$ 281,333	$ 494,790